Financial instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2011 Senior Notes 8.0 Percent Due December 15, 2016	Dec. 06, 2006 Senior Notes 8.0 Percent Due December 15, 2016	Jun. 30, 2011 Customer One Concentration Risk	Jun. 30, 2011 Customer Two Concentration Risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, interest rate		8.00%
Senior notes, issuance date	2006-12
Senior notes, fair value	$ 637,800
Customer concentration risk			18.50%	9.30%